Acquisition Of Nautilus Offshore Services Inc. - Results Of Operations Since The Acquisition Date (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Pro forma revenues	$ 1,011,674	$ 2,233,015
Pro forma operating income/(loss)	(866,317)	554,870
Pro forma net loss	$ (2,838,322)	$ (38,874)
Pro forma per share amounts:
Basic net loss per share	$ (106.71)	$ (2.13)